SHARE-BASED PAYMENT - Options (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2020 USD ($)
SHARE-BASED PAYMENTS
Exercise price		$ 4.55
Directors and Sr. Management
SHARE-BASED PAYMENTS
Exercise price		4.55
Junior Management
SHARE-BASED PAYMENTS
Exercise price		$ 5.55
Options incentive Plan
SHARE-BASED PAYMENTS
Shares in reference to the share-based incentives | $		93,600	1,200,000
Vesting period	3 years
Options that vest every 12 months (as a percent)	0.33%
Period of weighted average price ("VWAP") of the ordinary shares for cashless basis exercise	20 days
Options incentive Plan | Directors and Sr. Management
SHARE-BASED PAYMENTS
Shares in reference to the share-based incentives | $		1,200,000
Options incentive Plan | Junior Management
SHARE-BASED PAYMENTS
Shares in reference to the share-based incentives | $		100,000
Exercise price		$ 5.55